Note 7 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2017	2016
Equipment	7,588	7,002
Furniture, fixture, and fittings and other	3,766	3,500
Total gross value	11,354	10,502
Less: accumulated depreciation and amortization	(7,672)	(7,732)
Total	3,682	2,770